Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 101,724	$ 27,317
Amounts receivable	12,003	3,350
Amounts due from related parties	141	18
Taxes recoverable	1,770	195
Derivative asset	1,314	0
Prepaid expenses and other assets	2,920	2,278
Inventory	12,196	7,611
Total current assets	132,068	40,769
Exploration and evaluation assets	15,699	52,890
Plant, equipment and mining properties	125,365	53,801
Long-term investments	4,151	1,247
Other assets	1,749	4
Total assets	279,032	148,711
Current liabilities
Accounts payable and accrued liabilities	14,204	10,292
Taxes payable	7,143	3,125
Deferred consideration payable	8,326	0
Derivative liability	0	475
Current portion of finance lease obligations	2,632	1,476
Current portion of equipment loans	201	166
Total current liabilities	32,506	15,534
Finance lease obligations	2,994	960
Equipment loans	187	27
Reclamation provision	2,921	2,062
Deferred income tax liabilities	6,394	4,729
Total liabilities	45,002	23,312
EQUITY
Share capital	243,317	163,325
Equity reserves	11,689	11,529
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(4,264)	(6,035)
Accumulated deficit	(16,615)	(43,323)
Total equity	234,030	125,399
Total liabilities and equity	$ 279,032	$ 148,711